Finance income and expense (Tables)	9 Months Ended
Sep. 30, 2023
Finance Income and Expense [Abstract]
Finance Income and Expense
	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	$’000	$’000	$’000	$’000
Finance income
Finance income on cash	141	-	141	-
Gain on cash equivalents and other financial assets at fair value through profit and loss	1,257	-	2,811	-
Interest income under effective interest rate method at fair value through other comprehensive income (“FVOCI”)	1,040	-	3,097	-
Finance income	2,438	-	6,049	-

Finance expense
Finance expense on investments	(168)	-	(484)	-
Finance expense on lease liability	(16)	-	(50)	-
Finance expense	(184)	-	(534)	-